Long-term debt, current and non current, textuals 4 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Long Term Debt [Abstract]
Interest Costs Incurred	$ 1,403	$ 1,241
Line Of Credit Facility Commitment Fee Amount	$ 36	$ 113